Share based compensation - Restricted stock units - Cost related to non-vested awards (Details) - Restricted stock units	Mar. 31, 2020 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
2020	$ 611,054	[1]
2021	306,557
2022	184,426
2023	26,667
Total	$ 1,128,704

[1]	Nine-month period ending December 31, 2020.